Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
ANDRITZ AG	106,413	$3,818,319
Erste Group Bank AG	436,666	15,449,513
OMV AG	213,468	10,012,289
Raiffeisen Bank International AG	214,646	4,979,953
Verbund AG	97,913	4,888,100
voestalpine AG	167,964	4,374,179

		43,522,353

Belgium — 3.0%
Ageas	266,209	12,957,674
Anheuser-Busch InBev SA/NV	1,103,620	89,297,166
Colruyt SA	84,835	6,288,528
Groupe Bruxelles Lambert SA	115,903	10,779,404
KBC Group NV	362,504	23,776,873
Proximus SADP	219,533	6,348,321
Solvay SA	107,353	10,058,392
Telenet Group Holding NV	69,533	3,737,833
UCB SA	184,312	14,064,977
Umicore SA(a)	287,128	8,542,962

		185,852,130

Finland — 3.1%
Elisa OYJ	206,020	9,164,770
Fortum OYJ	643,399	13,715,670
Kone OYJ, Class B	491,861	26,753,024
Metso OYJ	154,001	4,968,140
Neste OYJ	612,175	20,642,685
Nokia OYJ	8,168,313	40,778,577
Nokian Renkaat OYJ(b)	179,761	5,126,104
Orion OYJ, Class B	149,659	4,883,100
Sampo OYJ, Class A	642,010	27,729,832
Stora Enso OYJ, Class R	841,183	8,869,418
UPM-Kymmene OYJ	775,156	19,366,289
Wartsila OYJ Abp	640,469	9,338,852

		191,336,461

France — 34.8%
Accor SA	270,109	9,944,908
Aeroports de Paris	43,219	7,378,280
Air Liquide SA	621,324	77,199,533
Airbus SE	843,650	107,982,356
Alstom SA	226,634	10,324,229
Amundi SA(c)	88,546	5,732,800
Arkema SA	99,334	8,315,247
Atos SE(a)	139,287	10,588,732
AXA SA	2,805,189	69,021,259
BioMerieux	59,387	4,840,914
BNP Paribas SA	1,628,711	74,186,259
Bollore SA	1,259,228	5,671,819
Bouygues SA	321,807	11,235,116
Bureau Veritas SA(a)	411,969	9,691,131
Capgemini SE	231,241	25,794,113
Carrefour SA	856,029	16,063,946
Casino Guichard Perrachon SA(a)	80,186	3,044,334
Cie. de Saint-Gobain	716,998	25,899,158
Cie. Generale des Etablissements Michelin SCA	247,256	28,365,789
CNP Assurances	247,024	5,282,455
Covivio(a)	65,795	6,884,623
Credit Agricole SA	1,659,335	18,916,091
Danone SA	891,335	70,918,714
Dassault Aviation SA	3,657	4,551,974

Security	Shares	Value

France (continued)
Dassault Systemes SE	189,350	$28,031,643
Edenred(a)	346,809	15,806,486
Eiffage SA	112,639	10,741,941
Electricite de France SA(a)	869,491	12,169,603
Engie SA	2,638,410	36,604,402
EssilorLuxottica SA	409,244	47,040,641
Eurazeo SE	62,613	4,371,266
Eurofins Scientific SE(a)	16,776	7,612,335
Eutelsat Communications SA	254,460	4,473,120
Faurecia SA	108,749	4,007,570
Gecina SA	65,542	9,348,702
Getlink SE	652,524	10,041,806
Hermes International	45,784	30,346,344
ICADE	46,884	3,973,247
Iliad SA	38,456	4,433,189
Imerys SA	51,495	2,228,774
Ingenico Group SA	86,497	6,899,449
Ipsen SA	54,293	6,467,601
JCDecaux SA	107,360	2,990,916
Kering SA	109,756	56,988,768
Klepierre SA	295,238	10,024,585
Legrand SA	385,793	25,854,697
L’Oreal SA	364,981	97,774,679
LVMH Moet Hennessy Louis Vuitton SE	402,266	151,782,590
Natixis SA	1,367,800	6,262,971
Orange SA	2,886,859	45,166,284
Pernod Ricard SA	307,322	54,040,869
Peugeot SA	852,635	18,974,175
Publicis Groupe SA	306,042	16,676,756
Remy Cointreau SA	32,931	4,513,690
Renault SA	278,254	16,719,103
Safran SA	476,487	62,495,565
Sanofi	1,626,029	130,896,400
Sartorius Stedim Biotech	40,195	5,558,601
Schneider Electric SE	796,040	62,804,365
SCOR SE	235,495	9,665,072
SEB SA	32,519	5,301,554
SES SA	525,498	7,917,160
Societe BIC SA	37,358	2,909,930
Societe Generale SA(a)	1,111,268	27,813,154
Sodexo SA	127,537	14,638,450
STMicroelectronics NV	993,453	15,161,111
Suez	506,664	6,761,098
Teleperformance	83,253	15,956,955
Thales SA	153,929	16,906,076
TOTAL SA	3,450,477	179,332,646
Ubisoft Entertainment SA(b)	121,492	9,931,816
Unibail-Rodamco-Westfield	199,362	30,069,231
Valeo SA	348,621	9,199,345
Veolia Environnement SA	770,257	17,776,139
Vinci SA	735,209	72,473,532
Vivendi SA	1,333,877	35,866,978
Wendel SA	40,262	5,114,720
Worldline SA/France(b)(c)	119,068	7,151,638

		2,121,903,518

Germany — 25.7%
1&1 Drillisch AG(a)	75,635	2,306,007
adidas AG	261,442	74,640,779
Allianz SE, Registered	615,088	136,303,299
Aroundtown SA	1,147,291	9,719,035

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Axel Springer SE	71,607	$4,432,627
BASF SE	1,330,494	87,564,494
Bayer AG, Registered	1,351,095	79,525,418
Bayerische Motoren Werke AG	480,645	33,218,336
Beiersdorf AG	146,072	16,774,000
Brenntag AG	224,330	10,394,259
Carl Zeiss Meditec AG, Bearer(a)	57,512	5,399,457
Commerzbank AG	1,459,365	10,248,587
Continental AG	159,437	21,640,041
Covestro AG(c)	254,224	11,113,645
Daimler AG, Registered	1,317,691	68,183,723
Delivery Hero SE(b)(c)	162,461	6,979,032
Deutsche Bank AG, Registered(a)	2,845,471	19,300,970
Deutsche Boerse AG	275,601	38,005,607
Deutsche Lufthansa AG, Registered	344,539	6,546,127
Deutsche Post AG, Registered	1,433,374	42,136,261
Deutsche Telekom AG, Registered	4,830,491	81,334,990
Deutsche Wohnen SE	517,636	24,370,973
E.ON SE	3,185,820	33,190,063
Evonik Industries AG	267,796	7,018,804
Fraport AG Frankfurt Airport Services Worldwide	59,546	4,678,034
Fresenius Medical Care AG & Co. KGaA	312,346	22,721,541
Fresenius SE & Co. KGaA	604,475	30,588,031
GEA Group AG	224,480	6,123,655
Hannover Rueck SE	87,714	13,117,260
HeidelbergCement AG	216,165	16,033,206
Henkel AG & Co. KGaA	150,712	13,032,605
HOCHTIEF AG	35,871	4,261,106
HUGO BOSS AG	92,742	5,384,382
Infineon Technologies AG	1,646,871	29,517,211
Innogy SE	199,527	8,260,040
KION Group AG	95,304	5,186,907
Knorr-Bremse AG(b)	67,585	7,422,131
LANXESS AG	126,094	6,304,812
Merck KGaA	187,195	18,035,623
METRO AG(a)	262,268	4,123,766
MTU Aero Engines AG	75,471	16,281,977
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	216,769	52,200,375
Puma SE	12,165	7,055,934
QIAGEN NV(b)	333,495	12,694,888
RTL Group SA	56,020	2,676,822
RWE AG	791,651	19,725,465
SAP SE	1,424,085	175,228,738
Siemens AG, Registered	1,108,406	125,293,859
Siemens Healthineers AG(c)	217,675	8,453,431
Symrise AG	186,365	17,415,698
Telefonica Deutschland Holding AG	1,274,024	3,564,889
thyssenkrupp AG(a)	589,421	7,445,070
Uniper SE	292,746	8,191,423
United Internet AG, Registered(d)	178,730	6,383,328
Volkswagen AG	47,308	7,491,182
Vonovia SE(a)	713,557	37,340,355
Wirecard AG	170,193	26,570,609
Zalando SE(a)(b)(c)	181,544	7,189,869

		1,566,340,756

Ireland — 1.7%
AIB Group PLC	1,168,145	4,792,943
Bank of Ireland Group PLC	1,371,990	7,341,669
CRH PLC	1,168,433	36,444,197

Security	Shares	Value

Ireland (continued)
Flutter Entertainment PLC	120,796	$8,574,596
Irish Bank Resolution Corp. Ltd.(b)(e)	446,666	5
Kerry Group PLC, Class A	227,625	26,253,184
Kingspan Group PLC	220,106	11,444,539
Smurfit Kappa Group PLC	323,490	8,939,932

		103,791,065

Italy — 6.8%
Assicurazioni Generali SpA	1,604,535	28,098,637
Atlantia SpA	717,300	17,952,803
CNH Industrial NV	1,464,206	12,723,514
Davide Campari-Milano SpA	841,794	8,203,276
Enel SpA	11,752,206	72,945,124
Eni SpA	3,674,894	55,611,712
Ferrari NV	177,090	25,180,618
Fiat Chrysler Automobiles NV	1,572,238	20,039,647
FinecoBank Banca Fineco SpA	736,946	7,617,599
Intesa Sanpaolo SpA	21,559,012	44,055,740
Leonardo SpA	605,803	6,711,612
Mediobanca Banca di Credito Finanziario SpA	902,840	8,322,293
Moncler SpA	260,102	9,564,875
Pirelli & C SpA(c)	587,316	3,341,753
Poste Italiane SpA(c)	761,315	7,380,832
Prysmian SpA	348,804	5,803,139
Recordati SpA	150,972	6,224,720
Snam SpA	3,075,123	15,434,144
Telecom Italia SpA/Milano(b)	13,537,699	6,634,707
Tenaris SA	680,608	8,001,496
Terna Rete Elettrica Nazionale SpA	2,034,260	12,390,755
UniCredit SpA	2,907,399	33,007,699

		415,246,695

Netherlands — 11.3%
ABN AMRO Group NV, CVA(c)	613,919	12,957,247
Adyen NV(b)(c)	14,994	12,043,534
Aegon NV	2,573,482	11,746,345
AerCap Holdings NV(a)(b)	191,199	8,569,539
Akzo Nobel NV	329,911	27,763,899
ArcelorMittal	959,793	14,182,173
ASML Holding NV	616,188	116,249,708
EXOR NV	155,970	9,771,328
Heineken Holding NV	167,571	16,544,523
Heineken NV	375,634	39,355,626
ING Groep NV	5,640,962	60,942,837
Koninklijke Ahold Delhaize NV	1,714,780	38,475,274
Koninklijke DSM NV	263,082	29,551,079
Koninklijke KPN NV	5,166,505	15,763,475
Koninklijke Philips NV	1,342,192	53,021,568
Koninklijke Vopak NV	101,885	4,166,755
NN Group NV	444,721	16,859,459
NXP Semiconductors NV(a)	429,604	37,873,889
Randstad NV	172,266	8,868,767
Unilever NV, CVA	2,115,900	127,324,089
Wolters Kluwer NV	405,865	28,285,324

		690,316,438

Portugal — 0.5%
EDP - Energias de Portugal SA	3,708,291	13,467,279
Galp Energia SGPS SA	728,453	10,942,413
Jeronimo Martins SGPS SA	365,545	5,550,077

		29,959,769

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 9.5%
ACS Actividades de Construccion y Servicios SA	367,525	$15,112,452
Aena SME SA(c)	97,574	17,929,841
Amadeus IT Group SA	635,659	48,422,581
Banco Bilbao Vizcaya Argentaria SA	9,659,924	52,396,388
Banco de Sabadell SA	8,182,347	9,055,997
Banco Santander SA	23,521,541	103,586,792
Bankia SA	1,770,237	4,466,111
Bankinter SA	967,975	6,987,580
CaixaBank SA	5,215,548	16,029,349
Cellnex Telecom SA(a)(c)	273,537	9,586,463
Enagas SA	341,569	9,325,373
Endesa SA	463,354	11,519,514
Ferrovial SA	704,100	16,782,892
Ferrovial SA, New(b)	11,131	265,325
Grifols SA	432,335	11,071,134
Iberdrola SA	8,534,675	79,071,265
Industria de Diseno Textil SA	1,580,626	42,360,968
Mapfre SA	1,528,927	4,477,481
Naturgy Energy Group SA	441,662	12,565,001
Red Electrica Corp. SA	670,420	14,216,982
Repsol SA	2,024,586	32,623,173
Siemens Gamesa Renewable Energy SA	346,372	5,384,417
Telefonica SA	6,765,949	54,119,510

		577,356,589

United Kingdom — 0.3%
Coca-Cola European Partners PLC(b)	342,518	18,975,497

Total Common Stocks — 97.4% (Cost: $7,223,927,818)		5,944,601,271

Preferred Stocks

Germany — 1.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	79,763	4,710,847
Fuchs Petrolub SE, Preference Shares, NVS	101,742	3,961,365
Henkel AG & Co. KGaA, Preference Shares, NVS	258,147	23,525,338
Porsche Automobil Holding SE, Preference Shares, NVS	222,317	13,818,880

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	51,596	$9,774,322
Volkswagen AG, Preference Shares, NVS	268,785	41,783,125

		97,573,877

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	8,629,890	4,024,597

Total Preferred Stocks — 1.7% (Cost: $155,923,494)		101,598,474

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	68,239,914	68,267,210
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	3,036,055	3,036,055

		71,303,265

Total Short-Term Investments — 1.2% (Cost: $71,292,814)		71,303,265

Total Investments in Securities — 100.3% (Cost: $7,451,144,126)		6,117,503,010

Other Assets, Less Liabilities — (0.3)%		(17,944,057)

Net Assets — 100.0%		$6,099,558,953

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	80,281,282	(12,041,368)	68,239,914	$68,267,210	$827,412	(a)	$(2,829)	$(1,276)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,873,964	1,162,091	3,036,055	3,036,055	51,394		—	—

				$71,303,265	$878,806		$(2,829)	$(1,276)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Eurozone ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts Euro STOXX 50 Index	1,424	06/21/19	$51,969	$(1,006,560)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,944,335,941	$265,325	$5	$5,944,601,271
Preferred Stocks	101,598,474	—	—	101,598,474
Money Market Funds	71,303,265	—	—	71,303,265

	$6,117,237,680	$265,325	$5	$6,117,503,010

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,006,560)	$—	$—	$(1,006,560)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4